Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases (Details) [Line Items]
Lease costs	$ 1,237,868	$ 667,712
Lease agreements payments	$ 1,141,142	$ 304,291
Discount rate	8.10%	5.80%
Additional lease amount	$ 200,000
Minimum [Member]
Leases (Details) [Line Items]
Operating lease term	2 years
Weighted-average remaining lease term		1 year
Maximum [Member]
Leases (Details) [Line Items]
Operating lease term	5 years
Weighted-average remaining lease term	3 years 9 months 18 days